Group Information - Summary of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Parent
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Isle of Man
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Holding company
Farfetch UK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	England & Wales
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Marketing, providing editorial and merchant services
Farfetch-Portugal Unipessoal LDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Portugal
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Back office support
FFBR importacao e exportacao LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Brazil
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Import & Export Agent for Farfetch
Farfetch HK Holdings Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Holding Company
Farfetch.com Brasil Servicos LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Brazil
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce, marketing and editorial services
Browns (South Molton Street) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	England & Wales
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Retail
Farfetch.com US LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	USA
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce and marketing
Farfetch Japan Co Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Japan
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce and marketing
LASO.CO.LTD
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Japan
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce and marketing
Farfetch China (HK Holdings) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Holding company
Farfetch (Shanghai) E-Commerce Co. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	China
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch HK Production Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce and marketing
Farfetch Store of the Future Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	England & Wales
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Dormant
Fashion Concierge UK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	England & Wales
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
F&C Fashion Concierge, LDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Portugal
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Dormant
Farfetch Black & White Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	England & Wales
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch International Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Isle of Man
Proportion of ownership interests held by the Group	80.00%	100.00%
Description of Principal Activities of Subsidiaries	Holding company
Farfetch Finance Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	England & Wales
Proportion of ownership interests held by the Group	25.00%	25.00%
Description of Principal Activities of Subsidiaries	Finance
Farfetch México, S.A de C.V
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Mexico
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Back office support
Fashion Concierge Powered By Farfetch, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	USA
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch India Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	India
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Back office support
Farfetch Middle East FZE
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	UAE
Proportion of ownership interests held by the Group	80.00%	100.00%
Description of Principal Activities of Subsidiaries	Back office support
Farfetch Italia S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Back office support
Farfetch Australia Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Australia
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Back office support
Farfetch US Holdings, INC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	USA
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Holding Company
Fashion Concierge HK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Stadium Enterprises LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	USA
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
SGNY1 LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	USA
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Kicks Lite LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	USA
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch RU LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Russia
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Back office support
Beijing Qizhi Ruisi Information Consulting Co., Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	China
Proportion of ownership interests held by the Group	78.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch UK FINCO Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	England & Wales
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Holding Company
Hulk Finco Plc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	England & Wales
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Holding Company
New Guards Group Holding S.p.A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Retail
County S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Retail
Off-White Operating S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
Venice S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	69.00%
Description of Principal Activities of Subsidiaries	Retail
Unravel Project S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	61.00%
Description of Principal Activities of Subsidiaries	Retail
Heron Preston S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	80.00%
Description of Principal Activities of Subsidiaries	Retail
Alanui S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	53.00%
Description of Principal Activities of Subsidiaries	Retail
APA S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Retail
Heron Preston Trademark S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	51.00%
Description of Principal Activities of Subsidiaries	Retail
KPG S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off-White Operating Milano S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off White Operating Holding, Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	USA
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off-White Operating Paris S.à r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	France
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off White Operating Soho, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	USA
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off White Operating Miami, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	USA
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off White Operating Vegas, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	USA
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off White Operating Los Angeles, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	USA
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off White Operating London Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	UK
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail